Rule 497(e)

File Nos. 2-80886

and 811-03626

Citizens Funds®

Citizens Core Growth Fund

Citizens Balanced Fund

Supplement Dated January 26, 2007

To Prospectus Dated August 29, 2006

The portfolio manager table at the bottom of page 2 of the prospectus for the Citizens Core Growth Fund is deleted and replaced with the following:

“CO-PORTFOLIO MANAGERS

Jonathan White, CFA, Robert Magan, CFA and Sophia Collier. For more detailed information about the portfolio managers, please see the section called Portfolio Management for Each Fund on page 28.”

The portfolio manager table at the bottom of page 12 of the prospectus for the Citizens Balanced Fund is deleted and replaced with the following:

“CO-PORTFOLIO MANAGERS

Robert Magan, CFA and Sophia Collier. For more detailed information about the portfolio managers, please see the section called Portfolio Management for Each Fund on page 28.”

The section of the prospectus entitled “Portfolio Management for Each Fund – Citizens Core Growth Fund” on page 28 of the prospectus is deleted and replaced with the following:

“Jonathan White, CFA (since 7/04)

•	Senior Vice President and Portfolio Manager, Citizens Advisers (since 2004)
•	Senior Vice President, Chief Investment Strategist and Portfolio Manager, TD Banknorth Wealth Management (1994-2004)

Robert Magan, CFA. (Since 5/06)

•	Portfolio Manager, Citizens Advisers (since 2005)
•	Senior Vice President and Senior Portfolio Manager, TD Banknorth Wealth Management (2003-2005)
•	Portfolio Manager, TD Banknorth Wealth Management (1998-2003)

Sophia Collier, (since inception – 6/04 and since1/07)

•	See biographical information under Citizens Value Fund.

Mr. White, Mr. Magan and Ms. Collier each contribute to the security selection process and make buy and sell decisions for the portfolio.”

The section of the prospectus entitled “Portfolio Management for Each Fund – Citizens Balanced Fund” on page 28 of the prospectus is deleted and replaced with the following:

“Sophia Collier, (since inception – 6/04 and since1/07)

•	See biographical information under Citizens Value Fund.

Robert Magan, CFA. (Since 8/05)

•	See biographical information under Citizens Core Growth Fund.

Ms. Collier is responsible for the day-to-day management of the equity portion of the fund and Mr. Magan is responsible for the day-to-day management of the fixed income portion of the fund.”